Capital and Capital Reserves (Details 2) - Level 3	12 Months Ended
Dec. 31, 2022 $ / shares
Disclosure of classes of share capital [line items]
Exercise price per warrant	$ 3.5
Dividend rate	0.00%
Bottom of range
Disclosure of classes of share capital [line items]
ADS price (at date evaluated)	$ 1.02
Risk free rate	2.86%
Volatility	89.60%
Expected term	4 years 6 months 3 days
Top of range
Disclosure of classes of share capital [line items]
ADS price (at date evaluated)	$ 3.31
Risk free rate	4.09%
Volatility	96.47%
Expected term	5 years